UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John D. Jackson

Assistant Secretary

Thrivent Core Funds

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments

EMERGING MARKETS DEBT FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Argentina (7.3%)
	Argentina Government International Bond
$3,250,000	7.125%, 6/28/2117	$2,526,875
6,375,000	6.875%, 4/22/2021	6,084,937
3,865,000	5.625%, 1/26/2022	3,503,661
3,000,000	4.625%, 1/11/2023	2,572,500
11,702,000	7.500%, 4/22/2026	10,373,940
5,000,000	6.875%, 1/26/2027	4,232,550
6,000,000	5.875%, 1/11/2028	4,776,060
7,973,407	8.280%, 12/31/2033	7,044,585
2,103,057	8.280%, 12/31/2033	1,808,629
7,963,066	2.500%, 12/31/2038[a]	4,718,117
3,671,000	7.625%, 4/22/2046	2,980,852
2,500,000	6.875%, 1/11/2048	1,916,275

	Total	52,538,981

Bahrain (3.5%)
	Bahrain Government International Bond
5,000,000	5.875%, 1/26/2021[b]	5,101,700
2,500,000	6.125%, 7/5/2022[b]	2,593,750
4,000,000	6.125%, 8/1/2023[b]	4,180,256
2,000,000	6.875%, 10/5/2025[b]	2,115,000
3,500,000	7.000%, 1/26/2026[b]	3,700,340
2,000,000	7.000%, 10/12/2028[b]	2,066,160
2,500,000	6.750%, 9/20/2029[b]	2,529,250
3,000,000	7.500%, 9/20/2047[b]	2,988,684

	Total	25,275,140

Brazil (4.2%)
	Brazil Government International Bond
4,800,000	2.625%, 1/5/2023	4,608,000
6,911,000	6.000%, 4/7/2026[c]	7,560,703
3,000,000	4.625%, 1/13/2028	2,986,530
2,000,000	8.250%, 1/20/2034	2,550,000
5,005,000	7.125%, 1/20/2037	5,880,875
5,500,000	5.000%, 1/27/2045	5,065,555
2,000,000	5.625%, 2/21/2047	1,988,020

	Total	30,639,683

Cayman Islands (2.4%)
	Dubai DOF Sukuk, Ltd.
2,000,000	3.875%, 1/30/2023	2,003,864
2,000,000	6.450%, 5/2/2022	2,164,720
	KSA Sukuk, Ltd.
7,000,000	2.894%, 4/20/2022[b]	6,877,080
2,500,000	3.628%, 4/20/2027[b]	2,454,750
	RAK Capital
2,000,000	3.094%, 3/31/2025	1,912,000
	Sharjah Sukuk, Ltd.
2,000,000	3.839%, 1/27/2021	2,005,000

	Total	17,417,414

Colombia (4.9%)
	Colombia Government International Bond
3,870,000	4.375%, 7/12/2021	3,960,945
5,000,000	2.625%, 3/15/2023	4,807,500
1,910,000	4.000%, 2/26/2024	1,934,849
4,875,000	3.875%, 4/25/2027	4,814,062
200,000	4.500%, 3/15/2029	204,702
4,000,000	7.375%, 9/18/2037	5,074,040
3,000,000	6.125%, 1/18/2041	3,412,500
7,705,000	5.625%, 2/26/2044	8,386,970
2,000,000	5.200%, 5/15/2049	2,066,020

	Total	34,661,588

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Croatia (2.5%)
	Croatia Government International Bond
$2,650,000	6.750%, 11/5/2019[b]	$2,714,925
4,000,000	6.625%, 7/14/2020[b]	4,176,080
4,500,000	6.375%, 3/24/2021[b]	4,747,230
2,000,000	5.500%, 4/4/2023[b]	2,135,000
3,021,000	6.000%, 1/26/2024[b,c]	3,323,148

	Total	17,096,383

Dominican Republic (3.0%)
	Dominican Republic Government International Bond
2,000,000	7.500%, 5/6/2021[b]	2,072,000
1,500,000	6.600%, 1/28/2024[b]	1,590,000
3,500,000	5.500%, 1/27/2025[b]	3,552,500
3,000,000	6.875%, 1/29/2026[b]	3,240,000
2,000,000	5.950%, 1/25/2027[b]	2,055,000
1,000,000	6.000%, 7/19/2028[b]	1,030,000
5,000,000	7.450%, 4/30/2044[b]	5,437,500
2,000,000	6.850%, 1/27/2045[b]	2,065,000
1,000,000	6.500%, 2/15/2048[b]	990,000

	Total	22,032,000

Hungary (1.9%)
	Hungary Government International Bond
2,500,000	6.375%, 3/29/2021	2,650,230
5,950,000	5.750%, 11/22/2023	6,494,306
2,000,000	5.375%, 3/25/2024	2,158,540
1,500,000	7.625%, 3/29/2041	2,157,675

	Total	13,460,751

Indonesia (9.6%)
	Indonesia Government International Bond
5,750,000	4.875%, 5/5/2021[b]	5,923,972
4,650,000	3.750%, 4/25/2022[b]	4,671,190
4,000,000	3.375%, 4/15/2023[b]	3,941,924
6,197,000	5.875%, 1/15/2024[b]	6,744,660
575,000	4.125%, 1/15/2025[b]	578,118
6,100,000	4.750%, 1/8/2026[b]	6,325,029
1,000,000	4.750%, 2/11/2029	1,047,223
5,000,000	8.500%, 10/12/2035[b]	6,957,045
2,000,000	6.625%, 2/17/2037[b]	2,383,258
2,000,000	7.750%, 1/17/2038[b]	2,678,222
3,226,000	6.750%, 1/15/2044[b]	4,045,810
3,700,000	5.125%, 1/15/2045[b]	3,835,357
4,000,000	5.950%, 1/8/2046[b]	4,596,436
1,200,000	5.250%, 1/8/2047[b]	1,267,909
1,500,000	4.350%, 1/11/2048[c]	1,431,114
	Perusahaan Penerbit SBSN Indonesia III
3,000,000	3.400%, 3/29/2021[b]	2,985,000
1,000,000	3.750%, 3/1/2023[b]	999,570
2,500,000	4.350%, 9/10/2024[b]	2,537,500
3,500,000	4.150%, 3/29/2027[b]	3,447,500
4,000,000	4.400%, 3/1/2028[b]	4,005,000

	Total	70,401,837

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

EMERGING MARKETS DEBT FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Kuwait (1.7%)
	Kuwait Government International Bond
$5,500,000	2.750%, 3/20/2022[b]	$5,423,000
7,000,000	3.500%, 3/20/2027[b]	7,013,300

	Total	12,436,300

Mexico (7.4%)
	Mexico Government International Bond
5,590,000	5.750%, 10/12/2110	5,486,641
5,220,000	4.000%, 10/2/2023	5,277,159
1,215,000	3.600%, 1/30/2025	1,176,728
3,000,000	4.125%, 1/21/2026	2,977,500
5,781,000	4.150%, 3/28/2027	5,687,059
5,085,000	3.750%, 1/11/2028	4,853,633
1,000,000	6.750%, 9/27/2034	1,172,500
5,878,000	6.050%, 1/11/2040	6,421,715
6,000,000	5.550%, 1/21/2045	6,315,000
5,250,000	4.600%, 1/23/2046	4,843,125
2,000,000	4.600%, 2/10/2048	1,845,000
	Petroleos Mexicanos
2,850,000	6.375%, 2/4/2021	2,892,750
2,500,000	6.500%, 3/13/2027	2,397,250

	Total	51,346,060

Netherlands (0.7%)
	Petrobras Global Finance BV
674,000	8.375%, 5/23/2021	740,389
3,000,000	5.299%, 1/27/2025	3,010,500
1,500,000	7.375%, 1/17/2027	1,631,250

	Total	5,382,139

Oman (3.1%)
	Oman Government International Bond
3,000,000	3.625%, 6/15/2021[b]	2,889,984
3,000,000	4.125%, 1/17/2023[b]	2,826,420
2,000,000	5.932%, 10/31/2025[b]	1,940,080
5,000,000	4.750%, 6/15/2026[b]	4,450,000
2,000,000	5.375%, 3/8/2027[b]	1,808,056
4,000,000	5.625%, 1/17/2028[b]	3,638,272
6,000,000	6.750%, 1/17/2048[b]	5,112,372

	Total	22,665,184

Panama (2.7%)
	Panama Government International Bond
2,000,000	4.500%, 4/16/2050	2,007,020
1,000,000	9.375%, 1/16/2023	1,225,000
3,000,000	3.750%, 3/16/2025	3,043,500
1,500,000	8.875%, 9/30/2027	2,006,250
2,000,000	3.875%, 3/17/2028	2,037,020
1,688,000	9.375%, 4/1/2029	2,407,594
5,079,000	6.700%, 1/26/2036	6,430,065

	Total	19,156,449

Peru (1.8%)
	Peru Government International Bond
3,650,000	5.625%, 11/18/2050	4,453,000
1,000,000	7.350%, 7/21/2025	1,238,510
5,000,000	8.750%, 11/21/2033	7,550,000

	Total	13,241,510

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Philippines (3.7%)
	Philippines Government International Bond
$1,250,000	4.000%, 1/15/2021	$1,266,104
3,000,000	4.200%, 1/21/2024	3,127,500
3,000,000	3.750%, 1/14/2029	3,034,422
5,025,000	7.750%, 1/14/2031	6,923,475
2,625,000	6.375%, 10/23/2034	3,383,874
1,000,000	5.000%, 1/13/2037	1,142,842
3,720,000	3.950%, 1/20/2040	3,777,069
4,000,000	3.700%, 3/1/2041	3,901,352

	Total	26,556,638

Poland (1.0%)
	Poland Government International Bond
4,000,000	5.000%, 3/23/2022	4,231,968
3,000,000	4.000%, 1/22/2024	3,104,070

	Total	7,336,038

Qatar (4.8%)
	Qatar Government International Bond
6,000,000	4.500%, 1/20/2022[b]	6,202,680
3,000,000	3.875%, 4/23/2023[b]	3,056,250
3,000,000	3.250%, 6/2/2026[b]	2,937,090
5,500,000	4.500%, 4/23/2028[b]	5,807,010
2,000,000	9.750%, 6/15/2030[b]	3,070,280
2,000,000	5.750%, 1/20/2042[b]	2,346,840
1,250,000	4.625%, 6/2/2046[b]	1,287,247
9,750,000	5.103%, 4/23/2048[b]	10,459,624

	Total	35,167,021

Russia (6.4%)
	Russia Government International Bond
3,000,000	4.375%, 3/21/2029[b]	2,930,220
9,100,000	5.000%, 4/29/2020[b]	9,282,546
2,000,000	4.500%, 4/4/2022[b]	2,049,000
600,000	4.875%, 9/16/2023[b]	622,150
7,600,000	4.750%, 5/27/2026	7,739,840
4,000,000	4.250%, 6/23/2027[b]	3,909,672
2,000,000	12.750%, 6/24/2028[b]	3,212,500
1,245,000	7.500%, 3/31/2030[b]	1,379,064
6,600,000	5.625%, 4/4/2042[b]	7,055,941
8,000,000	5.250%, 6/23/2047[b]	7,902,656

	Total	46,083,589

Saudi Arabia (6.9%)
	Saudi Arabia Government International Bond
2,500,000	2.375%, 10/26/2021[b]	2,430,000
3,000,000	2.875%, 3/4/2023[b]	2,920,134
6,000,000	4.000%, 4/17/2025[b]	6,066,000
9,000,000	3.250%, 10/26/2026[b]	8,595,000
6,000,000	3.625%, 3/4/2028[b]	5,795,412
7,000,000	4.500%, 4/17/2030[b]	7,132,090
5,250,000	4.500%, 10/26/2046[b]	4,895,310
4,000,000	4.625%, 10/4/2047[b]	3,764,760
9,000,000	5.000%, 4/17/2049[b]	8,916,480

	Total	50,515,186

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

EMERGING MARKETS DEBT FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (97.9%)	Value
South Africa (4.1%)
	Eskom Holdings SOC, Ltd.
$1,500,000	6.350%, 8/10/2028[b]	$1,536,825
	South Africa Government International Bond
3,500,000	5.500%, 3/9/2020	3,559,920
4,125,000	5.875%, 5/30/2022	4,331,250
2,000,000	4.665%, 1/17/2024	2,007,420
4,500,000	5.875%, 9/16/2025	4,719,375
1,600,000	4.875%, 4/14/2026	1,582,528
1,500,000	4.850%, 9/27/2027	1,458,750
4,000,000	4.300%, 10/12/2028	3,728,240
500,000	5.875%, 6/22/2030	512,992
500,000	6.250%, 3/8/2041	515,844
5,200,000	5.650%, 9/27/2047	4,946,490

	Total	28,899,634

Sri Lanka (1.3%)
	Sri Lanka Government International Bond
1,500,000	6.250%, 10/4/2020[b]	1,505,283
1,500,000	5.750%, 1/18/2022[b]	1,481,088
1,500,000	5.875%, 7/25/2022[b]	1,475,486
1,000,000	5.750%, 4/18/2023[b]	967,416
2,000,000	6.850%, 11/3/2025[b]	1,973,836
1,500,000	6.200%, 5/11/2027[b]	1,397,129
1,000,000	6.750%, 4/18/2028[b]	958,928

	Total	9,759,166

Turkey (8.7%)
	Turkey Government International Bond
1,500,000	7.500%, 11/7/2019	1,530,660
4,750,000	7.000%, 6/5/2020	4,871,695
2,500,000	5.625%, 3/30/2021	2,525,000
4,000,000	5.125%, 3/25/2022	3,938,696
2,500,000	7.250%, 12/23/2023	2,621,025
8,000,000	5.750%, 3/22/2024	7,871,280
2,250,000	7.375%, 2/5/2025	2,351,075
3,000,000	4.250%, 4/14/2026	2,642,712
2,042,000	4.875%, 10/9/2026	1,850,407
4,300,000	6.000%, 3/25/2027	4,141,304
1,000,000	5.125%, 2/17/2028	902,950
4,000,000	6.125%, 10/24/2028	3,830,000
2,500,000	8.000%, 2/14/2034	2,709,875
6,839,000	6.875%, 3/17/2036	6,713,313
5,935,000	6.750%, 5/30/2040	5,735,821
6,500,000	6.625%, 2/17/2045	6,158,750
3,000,000	5.750%, 5/11/2047	2,562,540

	Total	62,957,103

United Arab Emirates (2.2%)
	Abu Dhabi Government International Bond
3,000,000	2.500%, 10/11/2022[b]	2,940,000
3,000,000	3.125%, 5/3/2026[b]	2,958,900
5,500,000	3.125%, 10/11/2027[b]	5,371,300
4,000,000	4.125%, 10/11/2047[b]	3,947,600
	Dubai Government International Bond
1,000,000	5.250%, 1/30/2043	1,029,500
1,000,000	7.750%, 10/5/2020	1,070,668

	Total	17,317,968

Principal Amount	Long-Term Fixed Income (97.9%)	Value
Uruguay (2.1%)
	Uruguay Government International Bond
$1,071,287	4.975%, 4/20/2055	$1,076,643
9,000,000	5.100%, 6/18/2050	9,279,090
2,500,000	4.375%, 10/27/2027	2,572,500
2,040,312	4.375%, 1/23/2031	2,085,199

	Total	15,013,432

	Total Long-Term Fixed Income (cost $734,352,961)	707,357,194

Shares	Collateral Held for Securities Loaned (0.3%)
2,339,410	Thrivent Cash Management Trust	2,339,410

	Total Collateral Held for Securities Loaned (cost $2,339,410)	2,339,410

Shares	Short-Term Investments (1.0%)
	Thrivent Core Short-Term Reserve Fund
717,051	2.720%	7,170,512

	Total Short-Term Investments (cost $7,170,512)	7,170,512

	Total Investments (cost $743,862,883) 99.2%	$716,867,116

	Other Assets and Liabilities, Net 0.8%	5,854,340

	Total Net Assets 100.0%	$722,721,456

a	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $327,300,084 or 45.3% of total net assets.

c	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets Debt Fund as of January 31, 2019:

Securities Lending Transactions
Taxable Debt Security	$2,290,001
Total lending	$2,290,001
Gross amount payable upon return of collateral for securities loaned	$2,339,410
Net amounts due to counterparty	$49,409

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

EMERGING MARKETS DEBT FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Emerging Markets Debt Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Energy	10,672,139	–	10,672,139	–
Foreign Government	695,148,230	–	695,148,230	–
Utilities	1,536,825	–	1,536,825	–
Subtotal Investments in Securities	$707,357,194	$–	$707,357,194	$–

Other Investments *	Total
Affiliated Short-Term Investments	7,170,512
Collateral Held for Securities Loaned	2,339,410
Subtotal Other Investments	$9,509,922
Total Investments at Value	$716,867,116

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Emerging Markets Debt Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$12,270	$12,344	$17,443	717	$7,171	1.0%
Total Affiliated Short-Term Investments	12,270				7,171	1.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	4,447	6,003	8,111	2,339	2,339	0.3
Total Collateral Held for Securities Loaned	4,447				2,339	0.3
Total Value	$16,717				$9,510

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	–	$54
Total Income from Affiliated Investments				$54
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	4
Total Affiliated Income from Securities Loaned, Net				$4
Total Value	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

INTERNATIONAL EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (99.3%)	Value
Australia (6.0%)
156,597	AGL Energy, Ltd.	$2,446,777
40,414	ASX, Ltd.	1,876,477
401,444	BHP Group, Ltd.	10,250,000
337,616	Computershare, Ltd.	4,373,677
1,179,302	FlexiGroup, Ltd.	1,130,165
540,421	GWA Group, Ltd.	1,098,957
6,642,703	Medibank Private, Ltd.	12,663,815
3,526,319	Mirvac Group	6,182,938
44,436	Monadelphous Group, Ltd.	477,456
481,358	Sandfire Resources NL	2,455,590
258,390	Scentre Group	748,368
318,843	Seven West Media, Ltd.[a]	125,338
123,038	Super Retail Group, Ltd.	652,598
3,099,041	Telstra Corporation, Ltd.	7,026,234
1,209,215	Vicinity Centres	2,302,178

	Total	53,810,568

Canada (7.8%)
289,147	CGI Group, Inc.[a]	19,116,557
596,998	CI Financial Corporation	8,037,516
298,568	Empire Company, Ltd.	6,712,355
141,268	Genworth MI Canada, Inc.[b]	4,806,950
16,899	Gildan Activewear, Inc.	571,938
38,187	Granite REIT	1,731,268
223,061	Magna International, Inc.	11,802,158
144,348	Methanex Corporation	7,877,070
59,927	National Bank of Canada	2,818,592
107,212	Quebecor, Inc.	2,523,739
51,632	SmartCentres Real Estate Investment Trust	1,308,532
41,901	Sun Life Financial, Inc.	1,511,555
107,899	Transcontinental, Inc.	1,718,731

	Total	70,536,961

Denmark (4.2%)
30,443	Carlsberg AS	3,485,241
32,009	GN Store Nord AS	1,379,794
546,167	Novo Nordisk AS	25,596,709
15,557	Rockwool International AS	4,172,637
64,031	Topdanmark AS	3,050,717

	Total	37,685,098

Finland (1.5%)
481,697	UPM-Kymmene Oyj	13,989,295

	Total	13,989,295

France (4.0%)
124,658	Capgemini SA	13,766,610
366,558	CNP Assurances	8,327,780
9,338	Gaztransport Et Technigaz SA	788,747
23,947	Ipsos SA	555,595
6,242	LNA Sante	339,896
8,994	L’Oreal SA	2,167,775
243,289	Peugeot SA	6,120,022
56,021	Schneider Electric SE	3,984,296
4,536	Societe BIC SA	454,284

	Total	36,505,005

Germany (3.1%)
106,392	Aareal Bank AG	3,440,348
40,752	Allianz SE	8,646,437
22,413	Deutsche EuroShop AG	697,481
148,704	Evonik Industries AG	4,066,832
13,568	Fuchs Petrolub SE	636,476
9,195	Gerresheimer AG	622,693
38,530	Hannover Rueckversicherung SE	5,561,164

Shares	Common Stock (99.3%)	Value
Germany (3.1%) - continued
8,885	Hochtief AG	$1,328,903
81,491	ProSiebenSat.1 Media AG	1,454,658
6,579	Siltronic AG	653,617

	Total	27,108,609

Hong Kong (0.7%)
1,010,000	Hysan Development Company, Ltd.	5,255,894
315,000	Road King Infrastructure, Ltd.	572,926
51,500	Swire Pacific, Ltd.	609,926

	Total	6,438,746

Ireland (<0.1%)
14,068	Glanbia plc	268,832

	Total	268,832

Italy (0.8%)
48,078	Amplifon SPA	861,336
470,680	Banca Monte dei Paschi di Siena SPA[a,b]	666,809
383,730	Finecobank Banca Fineco SPA	4,172,657
14,217	Recordati SPA	515,171

	Total	6,215,973

Japan (27.3%)
77,300	AGC, Inc.	2,619,720
31,400	AOKI Holdings, Inc.	369,851
27,200	Aoyama Trading Company, Ltd.	679,662
44,600	Arcs Company, Ltd.	996,329
35,900	Autobacs Seven Company, Ltd.	601,095
108,200	Benesse Holdings, Inc.	2,824,847
300,600	Bridgestone Corporation	11,570,514
531,700	Canon, Inc.	15,291,808
39,900	Chiyoda Company, Ltd.	671,453
784,300	Citizen Watch Company, Ltd.	4,186,501
5,400	Daido Steel Company, Ltd.	225,731
104,100	Daito Trust Construction Company, Ltd.	14,458,679
256,100	Denso Corporation	11,779,756
8,800	Exedy Corporation	221,908
9,400	Glory, Ltd.	233,530
104,400	Hino Motors, Ltd.	1,048,178
54,600	Hitachi Chemical Company, Ltd.	900,609
57,200	Hitachi Zosen Corporation	190,297
44,400	Hokuetsu Corporation	240,875
111,800	Honda Motor Company, Ltd.	3,356,457
68,400	Inaba Denki Sangyo Company, Ltd.	2,670,743
945,900	Japan Tobacco, Inc.	23,946,162
262,700	JSR Corporation	4,247,444
45,100	Kakaku.com, Inc.	791,767
428,300	KDDI Corporation	10,700,918
226,900	Kuraray Company, Ltd.	3,489,413
173,000	Kyoei Steel, Ltd.	2,824,572
30,700	KYORIN Holdings, Inc.	651,882
29,600	Lintec Corporation	655,473
14,400	Ministop Company, Ltd.	258,808
456,200	Mitsubishi Gas Chemical Company, Inc.	7,215,551
52,500	Mitsuboshi Belting, Ltd.	1,003,109
58,500	Mitsui & Company, Ltd.	955,768
6,400	Nachi-Fujikoshi Corporation	256,802
90,300	NEC Networks & System Integration Corporation	1,994,533
253,800	NHK Spring Company, Ltd.	2,354,611
184,500	Nippon Kayaku Company, Ltd.	2,323,153
129,000	Nippon Light Metal Holdings Company, Ltd.	286,251

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

INTERNATIONAL EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (99.3%)	Value
Japan (27.3%) - continued
595,200	Nippon Steel & Sumitomo Metal Corporation	$11,022,105
2,035,900	Nissan Motor Company, Ltd.	17,386,583
173,700	Nitto Kogyo Corporation	3,138,948
37,700	Onward Holdings Company, Ltd.	220,409
125,300	Otsuka Corporation	4,055,718
27,600	Plenus Company, Ltd.[b]	466,076
34,400	Ryoyo Electro Corporation	470,331
74,300	Sangetsu Company, Ltd.	1,357,140
9,600	Sanyo Special Steel Company, Ltd.	208,028
1,091,300	Sekisui House, Ltd.	16,309,906
41,000	Senshu Ikeda Holdings, Inc.	112,441
59,500	SHIMAMURA Company, Ltd.	5,152,450
505,000	Shinko Electric Industries Company, Ltd.	3,482,022
87,200	Sugi Holdings Company, Ltd.	3,620,372
925,900	Sumitomo Electric Industries, Ltd.	13,192,551
358,900	Sumitomo Rubber Industries, Ltd.	4,988,778
36,800	Sundrug Company, Ltd.	1,177,685
25,500	Taikisha, Ltd.	678,099
25,700	Taiyo Holdings Company, Ltd.	782,472
14,600	Takara Standard Company, Ltd.	209,357
119,800	Toagosei Company, Ltd.	1,395,398
17,700	Tokyo Seimitsu Company, Ltd.	518,354
69,300	Toppan Forms Company, Ltd.	581,083
309,900	Toyoda Gosei Company, Ltd.	6,780,272
8,400	TS Tech Company, Ltd.	252,730
54,400	Tsubakimoto Chain Company	2,014,541
5,000	TSURUHA Holdings, Inc.	462,830
255,000	TV Asahi Holdings Corporation	4,722,072
18,800	Ube Industries, Ltd.	425,122
30,700	United Arrows, Ltd.	1,089,930
996,300	Yahoo Japan Corporation	2,692,952
32,200	Yuasa Trading Company, Ltd.	943,042

	Total	249,004,557

Netherlands (4.7%)
152,485	Euronext NVc	9,393,294
58,281	ForFarmers BV	566,528
354,757	Koninklijke Ahold Delhaize NV	9,346,444
19,563	Koninklijke DSM NV	1,829,452
91,846	Koninklijke Philips NV	3,621,027
258,062	Unilever NV	13,819,234
25,128	Wereldhave NVb	805,225
57,434	Wolters Kluwer NV	3,571,866

	Total	42,953,070

Norway (2.0%)
285,314	DnB ASA	5,064,106
690,624	Telenor ASA	13,074,848

	Total	18,138,954

Singapore (0.1%)
733,000	Wing Tai Holdings, Ltd.	1,118,792

	Total	1,118,792

Spain (4.6%)
247,713	ACS Actividades de Construccion y Servicios, SAa	10,251,372
147,163	Amadeus IT Holding SA	10,701,436
336,208	Bankinter SA	2,625,191
322,339	CaixaBank SA	1,219,083
43,098	CIA De Distribucion Integral	1,112,910
473,306	Enagas SA	13,795,870
451,901	Mediaset Espana Comunicacion SA	3,183,911

	Total	42,889,773

Shares	Common Stock (99.3%)	Value
Sweden (4.9%)
408,778	Atlas Copco AB, Class A	$10,664,754
365,355	Atlas Copco AB, Class B	8,742,674
24,386	Castellum AB	462,311
176,687	Granges AB	1,699,333
126,669	Hexpol AB	1,121,225
89,408	Nobina ABc	613,199
276,037	Sandvik AB	4,411,027
399,124	SKF AB	6,722,931
252,791	SSAB AB, Class A	1,002,088
197,560	Swedish Match AB	8,851,097

	Total	44,290,639

Switzerland (7.1%)
29,530	Ferguson plc	1,977,417
293,392	Novartis AG	25,613,348
56,487	Pargesa Holding SA	4,458,873
86,957	Roche Holding AG	23,133,671
47,392	Schindler Holding AG, Participation Certificate	10,081,228

	Total	65,264,537

United Kingdom (20.5%)
1,298,282	Auto Trader Group plc[c]	7,791,432
92,550	Berkeley Group Holdings plc	4,556,833
698,387	BHP Group plc	15,603,822
20,051	Bovis Homes Group plc	266,603
464,045	Bunzl plc	14,632,291
108,810	Burberry Group plc	2,572,149
167,615	Carnival plc	9,483,460
25,730	Compass Group plc	550,583
83,719	Countryside Properties plc[c]	337,291
21,759	Dialog Semiconductor plc[a]	636,156
333,042	Direct Line Insurance Group plc	1,472,053
885,624	GlaxoSmithKline plc	17,202,818
534,822	Halma plc	9,836,385
514,861	Imperial Brands plc	17,090,284
195,617	Inchcape plc	1,471,907
4,153,529	ITV plc	7,050,491
2,224,333	KCOM Group plc	2,024,694
305,911	Marks and Spencer Group plc	1,157,435
246,568	Meggitt plc	1,669,945
271,288	Mondi plc	6,560,571
194,049	Moneysupermarket.com Group plc	771,740
210,004	National Express Group plc	1,085,786
64,015	Northgate plc	310,491
460,221	PageGroup plc	2,668,664
36,532	Paragon Banking Group plc	198,975
252,094	Redrow plc	1,922,486
592,771	RELX plc	13,129,563
71,444	RELX plc	1,578,948
60,991	Rightmove plc	377,679
28,051	Royal Dutch Shell plc, Class A	869,591
627,472	Royal Dutch Shell plc, Class B	19,482,116
27,748	Spirax-Sarco Engineering plc	2,333,616
370,656	Unilever plc	19,472,009

	Total	186,168,867

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

INTERNATIONAL EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (99.3%)	Value
United States (<0.1%)
8,264	Kulicke and Soffa Industries, Inc.	$186,188

	Total	186,188

	Total Common Stock (cost $934,435,791)	902,574,464

Shares	Collateral Held for Securities Loaned (0.6%)

5,038,827	Thrivent Cash Management Trust	5,038,827

	Total Collateral Held for Securities Loaned (cost $5,038,827)	5,038,827

Shares	Short-Term Investments (0.2%)

	Thrivent Core Short-Term Reserve Fund
161,746	2.720%	1,617,463

	Total Short-Term Investments (cost $1,617,463)	1,617,463

	Total Investments (cost $941,092,081) 100.1%	$909,230,754

	Other Assets and Liabilities, Net (0.1%)	(753,709)

	Total Net Assets 100.0%	$908,477,045

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $18,135,216 or 2.0% of total net assets.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity Fund as of January 31, 2019:

Securities Lending Transactions
Common Stock	$4,743,062
Total lending	$4,743,062
Gross amount payable upon return of collateral for securities loaned	$5,038,827
Net amounts due to counterparty	$295,765

Definitions:

REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

INTERNATIONAL EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing International Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	62,451,503	–	62,451,503	–
Consumer Discretionary	153,701,264	11,802,158	141,899,106	–
Consumer Staples	112,241,985	–	112,241,985	–
Energy	21,140,454	–	21,140,454	–
Financials	91,254,998	–	91,254,998	–
Health Care	95,917,318	–	95,917,318	–
Industrials	123,737,227	–	123,737,227	–
Information Technology	85,083,392	186,188	84,897,204	–
Materials	103,333,951	7,877,070	95,456,881	–
Real Estate	37,469,725	–	37,469,725	–
Utilities	16,242,647	–	16,242,647	–
Subtotal Investments in Securities	$902,574,464	$19,865,416	$882,709,048	$–

Other Investments *	Total
Affiliated Short-Term Investments	1,617,463
Collateral Held for Securities Loaned	5,038,827
Subtotal Other Investments	$6,656,290
Total Investments at Value	$909,230,754

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in International Equity Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$170	$53,758	$52,311	162	$1,617	0.2%
Total Affiliated Short-Term Investments	170				1,617	0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	28,504	33,445	56,910	5,039	5,039	0.6
Total Collateral Held for Securities Loaned	28,504				5,039	0.6
Total Value	$28,674				$6,656

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$17
Total Income from Affiliated Investments				$17
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	41
Total Affiliated Income from Securities Loaned, Net				$41
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (99.8%)	Value
Communications Services (2.9%)
172,019	AT&T, Inc.	$5,170,891
82,165	CBS Corporation	4,063,881
281,295	Verizon Communications, Inc.	15,488,103
14,099	Walt Disney Company	1,572,320

	Total	26,295,195

Consumer Discretionary (6.2%)
3,084	AutoZone, Inc.[a]	2,613,197
816	Booking Holdings, Inc.[a]	1,495,573
101,302	Home Depot, Inc.	18,591,956
104,060	McDonald’s Corporation	18,603,847
78,185	Ross Stores, Inc.	7,202,402
147,273	TJX Companies, Inc.	7,323,886

	Total	55,830,861

Consumer Staples (14.1%)
267,371	Altria Group, Inc.	13,194,759
135,578	Archer-Daniels-Midland Company	6,087,452
379,842	Coca-Cola Company	18,281,796
271,221	Colgate-Palmolive Company	17,542,574
7,180	General Mills, Inc.	319,079
410,755	Mondelez International, Inc.	19,001,526
170,276	PepsiCo, Inc.	19,184,997
114,221	Philip Morris International, Inc.	8,763,035
69,262	Procter & Gamble Company	6,681,705
179,590	Wal-Mart Stores, Inc.	17,210,110

	Total	126,267,033

Energy (0.5%)
56,933	Exxon Mobil Corporation	4,172,050

	Total	4,172,050

Financials (12.4%)
369,286	Aflac, Inc.	17,614,942
184,208	Allstate Corporation	16,186,357
32,505	American Express Company	3,338,264
149,710	American Financial Group, Inc.	14,280,837
121,569	Arthur J. Gallagher & Company	9,082,420
74,432	Berkshire Hathaway, Inc.[a]	15,298,753
48,078	Cincinnati Financial Corporation	3,900,087
32,075	Discover Financial Services	2,164,742
43,538	First American Financial Corporation	2,180,383
18,260	Hartford Financial Services Group, Inc.	856,759
9,384	Markel Corporation[a]	9,886,138
139,499	Marsh & McLennan Companies, Inc.	12,302,417
22,261	Reinsurance Group of America, Inc.	3,215,601
11,313	Torchmark Corporation	947,577

	Total	111,255,277

Health Care (17.4%)
52,314	Abbott Laboratories	3,817,876
7,112	Agilent Technologies, Inc.	540,867
19,462	Amgen, Inc.	3,641,535
239,759	Baxter International, Inc.	17,380,130
26,572	Boston Scientific Corporation[a]	1,013,722
42,786	Bristol-Myers Squibb Company	2,112,345
16,358	Cigna Holding Company	3,268,492
174,515	Danaher Corporation	19,357,204
194,783	Eli Lilly and Company	23,346,690
135,914	Johnson & Johnson	18,087,435
91,303	Medtronic plc	8,070,272
458,374	Pfizer, Inc.	19,457,976
9,542	Stryker Corporation	1,694,373
61,013	Thermo Fisher Scientific, Inc.	14,989,064
71,880	UnitedHealth Group, Inc.	19,421,976

	Total	156,199,957

Shares	Common Stock (99.8%)	Value
Industrials (9.8%)
140,699	AMETEK, Inc.	$10,256,957
59,973	General Dynamics Corporation	10,265,579
108,110	Honeywell International, Inc.	15,527,839
37,291	Illinois Tool Works, Inc.	5,120,427
51,844	Lockheed Martin Corporation	15,018,689
35,687	Northrop Grumman Corporation	9,833,553
22,012	Raytheon Company	3,626,697
21,691	Regal-Beloit Corporation	1,665,001
75,845	United Technologies Corporation	8,955,019
94,421	Waste Connections, Inc.	7,889,819

	Total	88,159,580

Information Technology (18.2%)
205,621	Amphenol Corporation	18,078,198
118,265	Automatic Data Processing, Inc.	16,538,178
144,536	Cisco Systems, Inc.	6,835,107
221,739	Cognizant Technology Solutions Corporation	15,450,773
169,971	Fidelity National Information Services, Inc.	17,767,069
231,445	Fiserv, Inc.[a]	19,193,734
37,086	Intuit, Inc.	8,003,901
76,369	MasterCard, Inc.	16,123,787
79,743	Microsoft Corporation	8,327,561
317,763	Oracle Corporation	15,961,235
54,577	Paychex, Inc.	3,864,052
110,623	Synopsys, Inc.[a]	10,326,657
51,275	Visa, Inc.	6,922,638

	Total	163,392,890

Materials (1.4%)
351,736	Newmont Mining Corporation	11,997,715

	Total	11,997,715

Real Estate (8.8%)
99,096	American Tower Corporation	17,127,753
23,213	Camden Property Trust	2,250,500
108,787	Crown Castle International Corporation	12,734,606
412,177	Douglas Emmett, Inc.	15,592,656
39,448	Duke Realty Corporation	1,153,459
64,752	Equity Residential	4,698,405
205,983	First Industrial Realty Trust, Inc.	6,739,764
241,419	Highwoods Properties, Inc.	10,699,690
22,957	Public Storage, Inc.	4,878,822
52,082	Regency Centers Corporation	3,385,330

	Total	79,260,985

Utilities (8.1%)
26,696	ALLETE, Inc.	2,053,990
5,090	American Electric Power Company, Inc.	402,721
6,786	American Water Works Company, Inc.	649,217
24,045	Atmos Energy Corporation	2,347,513
110,022	CMS Energy Corporation	5,736,547
50,872	Consolidated Edison, Inc.	3,950,211
71,449	Duke Energy Corporation	6,271,793
71,186	Entergy Corporation	6,349,079
4,895	Evergy, Inc.	280,581
42,434	Exelon Corporation	2,026,648
40,052	MDU Resources Group, Inc.	1,029,737
107,202	NextEra Energy, Inc.	19,187,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Shares	Common Stock (99.8%)	Value
Utilities (8.1%) - continued
14,999	ONE Gas, Inc.	$1,232,168
49,782	Public Service Enterprise Group, Inc.	2,715,608
103,846	Southern Company	5,046,916
11,925	Southwest Gas Holdings, Inc.	933,966
65,001	UGI Corporation	3,707,007
39,685	WEC Energy Group, Inc.	2,898,196
102,283	Xcel Energy, Inc.	5,355,538

	Total	72,174,450

	Total Common Stock (cost $856,105,585)	895,005,993

Shares	Short-Term Investments (0.1%)	Value
	Thrivent Core Short-Term Reserve Fund
126,672	2.720%	1,266,720

	Total Short-Term Investments (cost $1,266,719)	1,266,720

	Total Investments (cost $857,372,304) 99.9%	$896,272,713

	Other Assets and Liabilities, Net 0.1%	763,991

	Total Net Assets 100.0%	$897,036,704

a	Non-income producing security.

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	26,295,195	26,295,195	–	–
Consumer Discretionary	55,830,861	55,830,861	–	–
Consumer Staples	126,267,033	126,267,033	–	–
Energy	4,172,050	4,172,050	–	–
Financials	111,255,277	111,255,277	–	–
Health Care	156,199,957	156,199,957	–	–
Industrials	88,159,580	88,159,580	–	–
Information Technology	163,392,890	163,392,890	–	–
Materials	11,997,715	11,997,715	–	–
Real Estate	79,260,985	79,260,985	–	–
Utilities	72,174,450	72,174,450	–	–
Subtotal Investments in Securities	$895,005,993	$895,005,993	$–	$–

Other Investments *	Total
Affiliated Short-Term Investments	1,266,720
Subtotal Other Investments	$1,266,720
Total Investments at Value	$896,272,713

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than 500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:

Fund	Value 10/31/2018	Gross Purchases	Gross Sales	Shares Held at 1/31/2019	Value 1/31/2019	% of Net Assets 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$830	$4,228	$3,791	127	$1,267	0.1%
Total Affiliated Short-Term Investments	830				1,267	0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	—	4,889	4,889	–	–	–
Total Value	$830				$1,267

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2018 - 1/31/2019
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.720%	$–	$–	$–	$9
Total Income from Affiliated Investments				$9
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Asset-Backed Securities (5.9%)[a]	Value
	Ally Auto Receivables Trust
$514,832	2.397% , 7/15/2019, Ser. 2018-3	$514,749
	AmeriCredit Automobile Receivables Trust
1,912,747	2.429% , 8/19/2019, Ser. 2018-2	1,912,191
	ARI Fleet Lease Trust
130,394	1.950% , 3/15/2019, Ser. 2018-Ab	130,365
	Ascentium Equipment Receivables, LLC
2,317,058	2.500% , 5/10/2019, Ser. 2018-1Ab	2,317,061
15,553,072	2.731% , 11/12/2019, Ser. 2018-2Ab	15,545,763
	BMW Vehicle Lease Trust
16,624,487	2.496% , 10/21/2019, Ser. 2018-1	16,616,037
	Canadian Pacer Auto Receivables Trust
8,830,725	2.547% , 10/21/2019, Ser. 2018-2Ab	8,827,924
	CarMax Auto Owner Trust
20,699,867	2.592% , 11/15/2019, Ser. 2018-4	20,686,564
25,000,000	2.780% , 1/15/2020, Ser. 2019-1	25,001,617
	CNH Equipment Trust
12,573,592	2.470% , 10/15/2019, Ser. 2018-B	12,567,024
21,500,000	2.753% , 2/28/2020, Ser. 2019-A	21,502,554
	Dell Equipment Finance Trust
2,939,013	2.450% , 6/24/2019, Ser. 2018-1[b]	2,937,820
12,985,260	2.657% , 10/22/2019, Ser. 2018-2[b]	12,978,963
	DLL Securitization Trust
7,663,162	2.714% , 11/20/2019, Ser. 2018-ST2[b]	7,661,119
	Drive Auto Receivables Trust
7,761,881	2.685% , 11/15/2019, Ser. 2018-5	7,760,702
24,000,000	2.780% , 1/15/2020, Ser. 2019-1	23,995,879
	Enterprise Fleet Financing, LLC
13,471,470	2.815% , 11/20/2019, Ser. 2018-3[b]	13,468,673
	GM Financial Automobile Leasing Trust
8,207,878	2.415% , 9/20/2019, Ser. 2018-3	8,205,019
	GM Financial Consumer Automobile Receivables Trust
15,000,000	2.750% , 1/16/2020, Ser. 2019-1	15,000,000
	John Deere Owner Trust
9,991,931	2.535% , 8/15/2019, Ser. 2018-B	9,989,346
	Kubota Credit Owner Trust
580,032	2.370% , 5/15/2019, Ser. 2018-1Ab	580,009
	Mercedes-Benz Auto Lease Trust
25,000,000	2.743% , 2/18/2020, Ser. 2019-A	24,998,172

Principal Amount	Asset-Backed Securities (5.9%)[a]	Value
	Prestige Auto Receivables Trust
$2,293,452	2.528% , 10/15/2019, Ser. 2018-1Ab	$2,293,036
	Westlake Automobile Receivables Trust
4,143,069	2.530% , 9/16/2019, Ser. 2018-3Ab	4,141,774
	Wheels SPV 2, LLC
6,558,218	2.550% , 7/20/2019, Ser. 2018-1Ab	6,558,373
	World Omni Auto Receivables Trust
10,775,327	2.441% , 10/15/2019, Ser. 2018-D	10,771,048
20,000,000	2.726% , 2/18/2020, Ser. 2019-A	19,999,752
	World Omni Select Auto Trust
7,185,236	2.782% , 11/15/2019, Ser. 2018-1Ab	7,184,452

	Total	304,145,986

Principal Amount	Basic Materials (1.3%)[a]	Value
	Dow Chemical Company
14,980,000	2.780% , 2/11/2019	14,967,275
20,000,000	2.780% , 2/19/2019	19,970,223
	International Paper Company
12,840,000	2.720% , 2/8/2019[b]	12,832,130
10,000,000	2.770% , 2/11/2019[b]	9,991,506
10,000,000	2.750% , 2/12/2019[b]	9,990,710

	Total	67,751,844

Principal Amount	Capital Goods (3.4%)[a]	Value
	Boeing Company
15,000,000	2.600% , 2/20/2019[b]	14,979,475
15,000,000	2.580% , 2/27/2019[b]	14,972,077
10,000,000	2.630% , 4/10/2019[b]	9,951,029
	Eaton Corporation
10,000,000	2.650% , 2/14/2019[b,c]	9,989,131
	General Dynamics Corporation
11,220,000	2.500% , 2/14/2019[b]	11,209,223
	Honeywell International, Inc.
24,457,000	2.791% (LIBOR 3M + 0.040%), 10/30/2019[d]	24,463,949
	John Deere Canada, ULC
25,000,000	2.700% , 2/11/2019[b,c]	24,981,552
	John Deere Capital Corporation
15,000,000	2.620% , 4/11/2019[b]	14,923,000
	Lockheed Martin Corporation
10,000,000	2.630% , 2/6/2019[b]	9,995,428
	Waste Management, Inc.
15,000,000	2.710% , 2/5/2019[b,c]	14,994,271
20,000,000	2.690% , 2/21/2019[b,c]	19,967,147

	Total	170,426,282

Principal Amount	Communications Services (0.7%)[a]	Value
	NBC Universal Enterprise, Inc.
8,250,000	2.700% , 2/4/2019[b,c]	8,247,500
10,000,000	2.800% , 2/12/2019[b,c]	9,990,710
	Rogers Communications, Inc.
5,012,000	2.830% , 2/5/2019[b,c]	5,010,096
15,000,000	2.700% , 2/19/2019[b,c]	14,977,667

	Total	38,225,973

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Consumer Cyclical (7.8%)[a]	Value
	American Honda Finance Corporation
$50,000,000	2.620% , 2/25/2019[c]	$49,913,993
15,000,000	2.667% , 3/21/2019[c]	14,948,509
35,325,000	2.626% , 3/25/2019[c]	35,193,528
10,000,000	2.580% , 4/26/2019[b,c]	9,939,036
3,500,000	2.954% (LIBOR 3M + 0.340%), 2/14/2020[d]	3,505,312
5,000,000	2.796% (LIBOR 3M + 0.150%), 2/21/2020[d]	5,001,760
	BMW U.S. Capital, LLC
21,095,000	1.500% , 4/11/2019[b]	21,047,035
	Charta, LLC
11,300,000	2.500% , 2/14/2019[b,c]	11,289,119
25,000,000	2.810% , 3/14/2019[b,c]	24,925,625
10,000,000	2.760% , 3/22/2019[b,c]	9,964,208
	Ecolab, Inc.
15,000,000	2.750% , 2/7/2019[b]	14,991,979
	ERAC USA Finance, LLC
18,350,000	2.650% , 2/22/2019[b,c]	18,318,276
	Lowe’s Company, Inc.
15,550,000	2.680% , 2/7/2019	15,541,655
25,000,000	2.750% , 2/15/2019	24,970,833
	Nissan Motor Acceptance Corporation
5,000,000	2.350% , 3/4/2019[b]	4,997,567
	Toyota Credit Canada, Inc.
10,000,000	2.400% , 2/5/2019[c]	9,996,763
15,000,000	2.800% , 3/27/2019	14,942,181
25,000,000	2.739% (LIBOR 1M + 0.230%), 7/10/2019[c,d]	25,003,650
	Toyota Financial Services de Puerto Rico, Inc.
25,000,000	2.810% , 3/19/2019	24,918,501
	Toyota Motor Credit Corporation
25,000,000	2.730% , 2/28/2019[c]	24,952,731
	Toyota Motor Financial Netherlands BV
10,000,000	2.682% (LIBOR 3M + 0.100%), 4/30/2019[c,d]	10,002,346
25,000,000	2.883% (LIBOR 3M + 0.070%), 6/25/2019[c,d]	25,005,600

	Total	399,370,207

Principal Amount	Consumer Non-Cyclical (8.7%)[a]	Value
	Anheuser-Busch InBev Worldwide, Inc.
1,120,000	2.730% , 2/19/2019[b,c]	1,118,439
25,000,000	2.700% , 2/20/2019[b,c]	24,963,292
	Coca-Cola Company
10,000,000	2.390% , 2/12/2019[b]	9,991,870
20,000,000	2.430% , 2/13/2019[b]	19,982,356
10,000,000	2.420% , 2/14/2019[b]	9,990,488
10,000,000	2.410% , 2/15/2019[b]	9,989,792
20,000,000	2.445% , 3/11/2019[b]	19,946,072
1,927,000	2.650% , 4/26/2019[b]	1,915,270
5,000,000	2.800% , 5/13/2019[b]	4,962,742
10,000,000	2.780% , 5/16/2019[b]	9,923,000
10,000,000	2.750% , 6/24/2019[b]	9,891,440
	CVS Health Corporation
5,000,000	2.580% , 2/1/2019[b]	4,999,612
	Johnson & Johnson
3,000,000	1.125% , 3/1/2019	2,997,114
	Merck & Company, Inc.
20,000,000	2.550% , 2/28/2019[b]	19,961,656
25,000,000	2.580% , 3/7/2019[b]	24,940,014

Principal Amount	Consumer Non-Cyclical (8.7%)[a]	Value
$8,000,000	2.990% (LIBOR 3M + 0.375%), 2/10/2020[d]	$8,026,536
	Nestle Finance International, Ltd.
15,000,000	2.620% , 3/18/2019[c]	14,951,585
25,000,000	2.620% , 3/19/2019[c]	24,917,521
25,000,000	2.710% , 5/20/2019[c]	24,802,059
10,000,000	2.730% , 6/18/2019[c]	9,899,413
	PepsiCo, Inc.
9,875,000	3.267% (LIBOR 3M + 0.590%), 2/22/2019[d]	9,878,513
6,170,000	1.550% , 5/2/2019	6,156,386
10,978,000	2.599% (LIBOR 3M + 0.040%), 5/2/2019[d]	10,978,214
25,000,000	3.064% (LIBOR 3M + 0.270%), 10/4/2019[d]	25,032,250
	Pfizer, Inc.
7,650,000	2.600% , 3/12/2019[b]	7,628,265
10,000,000	2.100% , 5/15/2019	9,988,172
	Philip Morris International, Inc.
11,135,000	1.375% , 2/25/2019	11,126,192
	Reckitt Benckiser Treasury Services plc
6,350,000	2.870% , 2/12/2019[b,c]	6,344,839
10,000,000	2.750% , 3/27/2019[b,c]	9,961,042
	Roche Holdings, Inc.
12,100,000	3.143% (LIBOR 3M + 0.340%), 9/30/2019[b,d]	12,122,065
	Stanley Black & Decker, Inc.
25,045,000	2.610% , 2/6/2019[b]	25,033,730
10,000,000	2.630% , 2/8/2019[b]	9,994,000
	Tyson Foods, Inc.
25,000,000	2.780% , 2/14/2019[b]	24,972,826
14,000,000	2.740% , 2/25/2019[b]	13,972,389

	Total	441,359,154

Principal Amount	Energy (4.4%)[a]	Value
	BP Capital Markets plc
25,000,000	2.650% , 3/15/2019[b,c]	24,924,780
25,000,000	2.790% , 4/9/2019[b,c]	24,875,806
	Chevron Corporation
7,175,000	1.686% , 2/28/2019	7,170,893
	Exxon Mobil Corporation
16,900,000	2.938% (LIBOR 3M + 0.150%), 3/15/2019[d]	16,903,259
	Schlumberger Holdings Corporation
3,000,000	2.600% , 2/4/2019[b]	2,999,124
10,000,000	3.000% , 2/12/2019[b]	9,991,040
20,000,000	2.850% , 2/13/2019[b]	19,980,536
7,500,000	2.950% , 3/14/2019[b]	7,475,430
	Shell International Finance BV
7,930,000	1.375% , 5/10/2019	7,905,106
21,083,000	3.126% (LIBOR 3M + 0.350%), 9/12/2019[d]	21,127,217
	Suncor Energy, Inc.
17,000,000	3.000% , 2/4/2019[b,c]	16,994,847
5,800,000	2.800% , 2/7/2019[b,c]	5,796,899
	Total Capital Canada, Ltd.
15,000,000	2.550% , 2/25/2019[b,c]	14,973,729
10,000,000	2.620% , 4/4/2019[b,c]	9,955,165
10,000,000	2.650% , 4/10/2019[b,c]	9,950,818
25,000,000	2.580% , 4/23/2019[b,c]	24,853,368

	Total	225,878,017

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Financials (41.2%)[a]	Value
	AllianceBernstein, LP
$10,000,000	2.600% , 2/13/2019[b]	$9,991,171
15,000,000	2.620% , 2/20/2019[b]	14,979,392
10,000,000	2.760% , 3/12/2019[b]	9,972,000
10,000,000	2.700% , 3/19/2019[b]	9,966,917
15,000,000	2.720% , 3/25/2019[b]	14,943,776
	American Express Credit Corporation
6,200,000	2.125% , 3/18/2019	6,195,874
	Bank of Montreal Chicago
15,000,000	2.677% (LIBOR 1M + 0.170%), 3/4/2019[d]	15,002,715
25,000,000	2.830% (SOFRRATE + 0.440%), 5/9/2019[d]	25,003,878
10,000,000	2.846% (LIBOR 3M + 0.080%), 6/7/2019[d]	10,000,278
	Bank of New York Mellon Corporation
8,952,000	2.200% , 3/4/2019	8,948,425
	Bank of Nova Scotia
10,000,000	2.983% (LIBOR 3M + 0.200%), 4/10/2019[d]	10,003,133
15,000,000	2.859% (LIBOR 3M + 0.080%), 1/24/2020[d]	14,999,960
	Bank of Nova Scotia Houston
10,000,000	2.759% (LIBOR 3M + 0.130%), 5/16/2019[d]	10,003,035
10,000,000	2.877% (LIBOR 3M + 0.080%), 7/2/2019[d]	10,001,967
15,000,000	2.714% (LIBOR 1M + 0.200%), 8/14/2019[d]	14,998,350
	Barclays Bank plc
10,000,000	2.720% , 4/29/2019[b,c]	9,934,267
	Barton Capital SA
15,000,000	2.700% , 2/12/2019[b,c]	14,987,505
	Berkshire Hathaway Finance Corporation
11,960,000	2.876% (LIBOR 3M + 0.260%), 8/15/2019[d]	11,971,718
14,000,000	3.103% (LIBOR 3M + 0.320%), 1/10/2020[d]	14,015,288
	Branch Banking and Trust Company
12,800,000	3.071% (LIBOR 3M + 0.530%), 5/1/2019[d]	12,809,409
8,500,000	3.237% (LIBOR 3M + 0.450%), 1/15/2020[d]	8,521,188
	CAFCO, LLC
10,000,000	2.820% , 3/28/2019[b,c]	9,960,302
	Canadian Imperial Bank of Commerce
15,000,000	2.750% (LIBOR 1M + 0.230%), 8/1/2019[d]	15,003,240
	Chariot Funding, LLC
2,850,000	2.490% , 2/11/2019[b]	2,847,862
15,000,000	2.720% , 2/27/2019[b]	14,971,605
8,000,000	2.710% , 3/28/2019[b]	7,967,620
10,000,000	2.660% , 4/17/2019[b]	9,942,768
20,000,000	2.700% , 5/17/2019[b]	19,835,111
10,000,000	2.810% , 7/9/2019[b]	9,875,450
10,000,000	2.780% , 7/12/2019[b]	9,873,100
	Ciesco, LLC
10,000,000	2.730% , 4/22/2019[b,c]	9,939,070
20,000,000	2.880% , 5/29/2019[b,c]	19,817,887
	Citibank NA
25,095,000	3.132% (LIBOR 3M + 0.340%), 3/20/2019[d]	25,103,635
15,000,000	2.840% , 4/12/2019	15,005,514

Principal Amount	Financials (41.2%)[a]	Value
	Commonwealth Bank of Australia
$5,000,000	3.217% (LIBOR 3M + 0.450%), 3/10/2020[b,d]	$5,014,778
	Cooperatieve Rabobank UA
15,000,000	2.450% , 2/1/2019	15,000,024
	CRC Funding, LLC
5,000,000	2.450% , 2/20/2019[b,c]	4,993,083
4,421,000	2.660% , 2/25/2019[b,c]	4,413,325
10,000,000	2.780% , 7/23/2019[b,c]	9,864,724
	Dealers Capital Access Trust, LLC
2,000,000	2.650% , 4/25/2019	1,987,475
	Fairway Finance Company, LLC
10,000,000	2.640% , 2/19/2019[b,c]	9,986,869
	ING (US) Funding, LLC
1,100,000	2.653% (LIBOR 1M + 0.150%), 2/21/2019[c,d]	1,100,128
15,000,000	2.897% (LIBOR 3M + 0.100%), 4/12/2019[c,d]	14,999,869
14,250,000	2.708% (LIBOR 1M + 0.200%), 5/17/2019[c,d]	14,252,679
	J.P. Morgan Chase & Co.
27,960,000	1.850% , 3/22/2019	27,928,592
	J.P. Morgan Chase Bank NA
4,625,000	3.414% (LIBOR 3M + 0.590%), 9/23/2019[d]	4,636,059
	J.P. Morgan Securities, LLC
25,000,000	2.722% (LIBOR 1M + 0.210%), 9/23/2019[b,d]	24,996,850
	Jupiter Securitization Company, LLC
10,000,000	2.700% , 3/4/2019[b,c]	9,977,627
25,000,000	2.720% , 4/15/2019[b,c]	24,862,535
10,000,000	2.720% , 4/22/2019[b,c]	9,939,070
25,000,000	2.790% , 4/29/2019[b,c]	24,832,494
15,000,000	2.930% , 5/29/2019[b,c]	14,863,415
25,000,000	2.831% (LIBOR 3M + 0.060%), 10/22/2019[b,c,d]	24,999,959
	KeyBank NA
10,150,000	2.350% , 3/8/2019	10,149,594
	La Fayette Asset Securitization, LLC
5,000,000	3.000% , 6/11/2019[b,c]	4,949,292
	LMA Americas, LLC
1,800,000	2.850% , 3/18/2019[b,c]	1,794,105
	Macquarie Bank, Ltd.
4,000,000	2.800% , 2/27/2019[b]	3,992,566
	MetLife Short Term Funding, LLC
11,990,000	2.650% , 2/19/2019[b,c]	11,974,382
25,000,000	2.650% , 2/20/2019[b,c]	24,965,694
5,000,000	2.720% , 3/22/2019[b,c]	4,982,431
	Metropolitan Life Global Funding I
11,478,000	2.300% , 4/10/2019[b]	11,471,055
	Mizuho Bank, Ltd.
10,000,000	2.700% , 2/26/2019[b]	9,982,371
10,000,000	2.712% (LIBOR 1M + 0.210%), 7/29/2019[d]	9,999,640
	National Australia Bank, Ltd.
15,000,000	2.746% (LIBOR 3M + 0.100%), 5/21/2019[b,d]	15,004,369
15,000,000	2.720% (LIBOR 1M + 0.200%), 8/2/2019[b,d]	14,998,695
	National Rural Utilities Cooperative Finance Corporation
20,000,000	2.650% , 2/15/2019	19,979,500
34,486,000	2.995% (LIBOR 3M + 0.200%), 4/5/2019[d]	34,479,884
	Natixis NY
10,000,000	2.700% , 5/17/2019	9,921,207

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Financials (41.2%)[a]	Value
	Nederlandse Waterschapsbank NV
$20,000,000	2.420% , 2/12/2019[b]	$19,983,533
25,000,000	2.465% , 2/21/2019[b]	24,963,308
	New York Life Global Funding
10,000,000	2.917% (LIBOR 3M + 0.120%), 4/12/2019[b,d]	10,004,443
11,605,000	2.861% (LIBOR 3M + 0.100%), 1/21/2020[b,d]	11,604,659
	Nordea Bank AB New York
20,000,000	2.653% (LIBOR 1M + 0.140%), 4/5/2019[d]	20,003,640
25,000,000	2.679% (LIBOR 1M + 0.170%), 5/15/2019[d]	25,002,850
15,000,000	2.686% (LIBOR 1M + 0.170%), 6/10/2019[d]	14,999,760
	Nordea Bank AB NY
20,000,000	2.686% (LIBOR 1M + 0.180%), 2/20/2019[d]	20,002,560
20,000,000	2.716% (LIBOR 3M + 0.070%), 5/21/2019[d]	19,998,150
	Nordea Holding ABP
17,309,000	2.375% , 4/4/2019[b]	17,299,826
	Old Line Funding, LLC
25,000,000	2.620% , 3/22/2019[b,c]	24,910,764
25,000,000	2.794% (LIBOR 1M + 0.280%), 5/13/2019[b,c,d]	25,002,668
17,180,000	2.760% (LIBOR 1M + 0.250%), 7/19/2019[b,c,d]	17,181,716
	Pricoa Short Term Funding, LLC
15,000,000	2.400% , 2/15/2019[b]	14,984,625
8,500,000	2.750% , 4/25/2019[b]	8,446,410
3,450,000	2.800% , 5/6/2019[b]	3,425,100
15,000,000	2.720% , 5/15/2019[b]	14,881,093
	Royal Bank of Canada
6,800,000	3.232% (LIBOR 3M + 0.480%), 7/29/2019[d]	6,812,637
15,195,000	2.946% (LIBOR 3M + 0.240%), 8/29/2019[d]	15,213,664
5,000,000	2.919% (LIBOR 3M + 0.140%), 1/16/2020[d]	5,004,172
	Simon Property Group, LP
15,300,000	2.200% , 2/1/2019	15,300,000
10,000,000	2.500% , 2/4/2019[b]	9,997,358
20,000,000	2.600% , 3/7/2019[b]	19,951,194
10,000,000	2.600% , 3/12/2019[b]	9,972,000
	Skandinaviska Enskilda Banken AB
6,700,000	2.820% , 4/9/2019[b]	6,668,500
	Sumitomo Mitsui Banking Corporation
10,000,000	2.250% , 7/11/2019	9,977,622
	Sumitomo Mitsui Banking Corporation NY
10,000,000	2.701% (LIBOR 1M + 0.180%), 2/8/2019[d]	10,000,590
10,000,000	2.800% , 6/3/2019	10,003,502
	Suncorp-Metway, Ltd.
15,000,000	2.580% , 3/13/2019[b]	14,955,054
15,000,000	2.720% , 5/20/2019[b]	14,871,335
	Svenska Handelsbanken AB
10,213,000	2.250% , 6/17/2019	10,195,422
7,240,000	3.278% (LIBOR 3M + 0.490%), 6/17/2019[d]	7,248,957
	Svenska Handelsbanken NY
15,000,000	2.740% (LIBOR 1M + 0.220%), 2/1/2019[d]	15,000,135
25,000,000	2.653% (LIBOR 1M + 0.140%), 2/7/2019[d]	25,001,100

Principal Amount	Financials (41.2%)[a]	Value
$6,840,000	3.018% (LIBOR 3M + 0.400%), 2/12/2019[d]	$6,840,547
25,000,000	2.663% (LIBOR 1M + 0.150%), 4/5/2019[d]	25,005,000
10,000,000	2.689% (LIBOR 3M + 0.100%), 5/7/2019[d]	10,002,301
25,000,000	2.819% (LIBOR 1M + 0.300%), 6/24/2019[d]	25,014,150
10,000,000	2.792% (LIBOR 1M + 0.290%), 6/26/2019[d]	10,005,170
25,000,000	2.816% (LIBOR 1M + 0.310%), 8/21/2019[d]	25,014,375
	Swedbank AB
12,550,000	2.800% , 3/19/2019	12,510,464
10,000,000	2.766% (LIBOR 1M + 0.260%), 5/21/2019[d]	10,003,470
	Swedbank NY
25,000,000	2.699% (LIBOR 1M + 0.180%), 7/24/2019[d]	25,000,150
	Thunder Bay Funding, LLC
25,000,000	2.800% , 4/8/2019[b,c]	24,877,911
25,000,000	2.783% (LIBOR 1M + 0.280%), 5/20/2019[b,c,d]	25,003,435
25,000,000	2.702% (LIBOR 1M + 0.200%), 7/29/2019[c,d]	24,999,981
	Toronto-Dominion Bank
10,000,000	2.921% (LIBOR 1M + 0.400%), 6/7/2019[b,d]	10,007,990
15,000,000	2.629% (LIBOR 3M + 0.070%), 8/2/2019[b,d]	15,002,202
15,000,000	2.802% (LIBOR 3M + 0.210%), 11/6/2019[b,d]	15,012,281
	Toronto-Dominion Bank NY
10,000,000	2.943% (LIBOR 3M + 0.170%), 4/17/2019[d]	10,002,306
15,000,000	2.914% (LIBOR 1M + 0.400%), 6/12/2019[d]	15,003,151
10,000,000	2.806% (LIBOR 1M + 0.300%), 7/22/2019[d]	10,001,305
10,000,000	2.709% (LIBOR 3M + 0.080%), 8/16/2019[d]	10,002,096
15,000,000	2.849% (LIBOR 3M + 0.110%), 9/6/2019[d]	15,002,893
	U.S. Bancorp
20,500,000	3.171% (LIBOR 3M + 0.400%), 4/25/2019[d]	20,507,713
	U.S. Bank NA
3,495,000	2.734% (LIBOR 3M + 0.120%), 3/14/2019[d]	3,495,447
26,555,000	1.400% , 4/26/2019	26,481,146
14,410,000	2.839% (LIBOR 3M + 0.150%), 5/24/2019[d]	14,413,466
10,891,000	3.245% (LIBOR 3M + 0.480%), 10/28/2019[d]	10,920,686
20,000,000	2.898% (LIBOR 3M + 0.125%), 1/17/2020[d]	20,010,522
4,900,000	3.099% (LIBOR 3M + 0.320%), 1/24/2020[d]	4,910,557
	U.S. Bank NA Ohio
25,000,000	2.742% (LIBOR 1M + 0.230%), 5/23/2019[d]	24,999,228
15,000,000	2.653% (LIBOR 1M + 0.140%), 7/3/2019[d]	14,996,610
15,000,000	2.772% (LIBOR 1M + 0.260%), 7/23/2019[d]	14,999,290
25,000,000	2.910% , 7/23/2019	25,021,985

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	Financials (41.2%)[a]	Value
$10,000,000	2.910% , 7/23/2019	$10,008,783
	USAA Capital Corporation
38,109,000	2.771% (LIBOR 3M + 0.230%), 2/1/2019[b,d]	38,109,000
	Victory Receivables Corporation
10,000,000	2.500% , 2/4/2019[b,c]	9,997,321
	Wells Fargo Bank NA
8,370,000	2.763% (LIBOR 1M + 0.250%), 2/1/2019[d]	8,370,084
25,000,000	2.989% (LIBOR 3M + 0.165%), 3/22/2019[d]	25,007,754
8,000,000	3.047% (LIBOR 3M + 0.250%), 4/5/2019[d]	8,004,304
10,000,000	1.750% , 5/24/2019	9,970,802
10,000,000	2.800% (LIBOR 1M + 0.300%), 6/3/2019[d]	10,012,139
15,000,000	2.869% (LIBOR 3M + 0.180%), 6/24/2019[d]	15,014,576
15,000,000	2.939% (LIBOR 3M + 0.140%), 7/11/2019[d]	15,012,812
10,000,000	2.923% (LIBOR 3M + 0.150%), 10/17/2019[d]	10,014,477
	Westpac Bank NY
10,000,000	2.850% (FEDL 1M + 0.450%), 2/15/2019[d]	9,999,944
	Westpac Banking Corporation
10,000,000	2.900% (FEDL 1M + 0.500%), 2/22/2019[b,d]	10,000,166
15,000,000	2.871% (LIBOR 3M + 0.180%), 2/27/2019[b,d]	15,004,575
15,000,000	2.789% (LIBOR 3M + 0.100%), 5/24/2019[b,d]	15,002,193
10,000,000	2.699% (LIBOR 3M + 0.070%), 8/16/2019[b,d]	9,999,431
16,603,000	3.169% (LIBOR 3M + 0.430%), 3/6/2020[d]	16,648,459

	Total	2,104,800,745

Principal Amount	Foreign (6.7%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
3,775,000	2.700% , 4/16/2019[b]	3,754,945
	Caisse des Depots et Consignations
25,000,000	2.430% , 2/6/2019[b]	24,989,992
25,000,000	2.440% , 2/12/2019[b]	24,979,883
25,000,000	2.470% , 2/19/2019[b]	24,967,964
	Erste Abwicklungsanstalt
15,000,000	2.480% , 2/12/2019[b]	14,987,910
30,200,000	2.521% , 2/20/2019[b]	30,158,844
15,000,000	2.700% , 2/28/2019[b]	14,971,125
25,000,000	2.620% , 4/30/2019[b]	24,838,811
10,000,000	2.600% , 6/3/2019[b]	9,907,340
	Kells Funding, LLC
10,000,000	2.510% , 2/25/2019[b,c]	9,983,014
20,000,000	2.740% , 2/26/2019[b,c]	19,964,669
10,000,000	2.520% , 3/1/2019[b,c]	9,980,272
15,000,000	2.590% , 4/5/2019[b,c]	14,932,133
10,000,000	2.650% , 4/11/2019[b,c]	9,950,358
15,000,000	2.679% , 4/17/2019[b,c]	14,912,226
15,000,000	2.740% , 5/28/2019[b,c]	14,872,909
	KFW
16,120,000	2.440% , 2/14/2019[b,c]	16,104,673
15,000,000	2.450% , 2/25/2019[b,c]	14,974,073
20,750,000	2.490% , 3/15/2019[b,c]	20,687,939

Principal Amount	Foreign (6.7%)[a]	Value
	KFW CP Development
$25,000,000	2.580% , 4/3/2019[b,c]	$24,891,887

	Total	344,810,967

Principal Amount	Technology (2.7%)[a]	Value
	Apple, Inc.
4,828,000	1.550% , 2/8/2019	4,827,215
15,000,000	2.470% , 2/13/2019[b]	14,986,783
5,000,000	2.490% , 2/25/2019[b]	4,991,431
4,075,000	2.892% (LIBOR 3M + 0.300%), 5/6/2019[d]	4,077,975
10,000,000	2.670% , 6/17/2019[b]	9,897,745
5,000,000	2.640% , 6/25/2019[b]	4,945,726
15,000,000	2.620% , 6/26/2019[b]	14,835,993
17,600,000	2.640% , 9/17/2019[b]	17,289,995
13,305,000	2.789% (LIBOR 3M + 0.200%), 2/7/2020[d]	13,324,492
	Cisco Systems, Inc.
19,489,000	4.950% , 2/15/2019	19,499,968
12,075,000	3.132% (LIBOR 3M + 0.340%), 9/20/2019[d]	12,099,227
	International Business Machines Corporation
16,000,000	2.988% (LIBOR 3M + 0.370%), 2/12/2019[d]	16,001,726

	Total	136,778,276

Principal Amount	Transportation (1.6%)[a]	Value
	Canadian National Railway Company
10,000,000	2.500% , 2/4/2019[b,c]	9,997,358
20,000,000	2.560% , 2/13/2019[b,c]	19,982,342
15,000,000	2.590% , 2/21/2019[b,c]	14,978,335
10,000,000	2.650% , 4/24/2019[b,c]	9,939,733
10,000,000	2.650% , 4/26/2019[b,c]	9,938,186
4,900,000	2.720% , 5/7/2019[b,c]	4,865,373
10,000,000	2.740% , 7/10/2019[b,c]	9,877,200

	Total	79,578,527

Principal Amount	U.S. Government & Agencies (2.6%)[a]	Value
	Federal Farm Credit Bank
6,250,000	2.443% (LIBOR 1M + (0.060)%), 7/20/2020[d]	6,242,845
25,000,000	2.490% (FEDL 1M + 0.090%), 7/30/2020[d]	24,992,684
25,000,000	2.542% (LIBOR 1M + 0.040%), 1/28/2021[d]	24,990,275
	Federal Home Loan Bank
5,000,000	2.426% (LIBOR 1M + (0.085)%), 9/9/2019[d]	4,997,735
17,840,000	2.530% , 9/20/2019[e]	17,837,538
38,800,000	2.502% (LIBOR 1M + FLAT), 10/26/2020[d]	38,780,245
	Federal Home Loan Mortgage Corporation
13,180,000	2.530% , 9/20/2019[e]	13,183,374
	Overseas Private Investment Corporation
1,810,000	0.000% , 5/17/2019	1,841,449

	Total	132,866,145

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Principal Amount	U.S. Municipals (2.7%)[a]	Value
	Hennepin County, MN
$15,000,000	2.670% , 5/10/2019	$14,999,100
	Massachusetts Educational Financing Authority
5,000,000	2.690% , 2/26/2019[c]	5,001,050
7,000,000	2.620% , 3/7/2019[c]	6,999,790
5,000,000	2.600% , 3/28/2019[c]	5,000,000
	San Jose, CA Financing Auth.
7,894,000	2.800% , 3/7/2019[c]	7,896,210
	State of California
10,000,000	2.520% , 2/11/2019[c]	10,001,700
6,545,000	2.550% , 2/13/2019[c]	6,546,244
10,690,000	2.550% , 4/9/2019[c]	10,690,000
15,500,000	2.780% , 4/17/2019[c]	15,499,070
	State of Tennessee
10,000,000	2.820% , 2/22/2019[c]	9,999,700
7,600,000	2.800% , 3/11/2019[c]	7,602,356
26,663,000	2.850% , 4/10/2019[c]	26,676,598
	Triborough Bridge & Tunnel Auth. Rev.
8,455,000	2.410% 0, 11/15/2032[d]	8,455,000

	Total	135,366,818

Principal Amount	Utilities (11.0%)[a]	Value
	American Electric Power Company, Inc.
5,000,000	2.750% , 2/6/2019[b]	4,997,714
25,000,000	2.750% , 2/8/2019[b]	24,984,678
	Berkshire Hathaway Energy Company
10,850,000	2.800% , 2/11/2019[b]	10,840,784
10,000,000	2.760% , 2/21/2019[b]	9,983,573
	Centerpoint Energy Resources Corporation
10,000,000	2.850% , 3/4/2019[b]	9,974,942
	Centerpoint Energy, Inc.
8,700,000	2.650% , 2/1/2019[b]	8,699,364
10,000,000	2.750% , 2/11/2019[b]	9,991,658
10,000,000	2.800% , 3/8/2019[b]	9,971,620
	Consolidated Edison, Inc.
980,000	2.660% , 2/1/2019[b]	979,929
5,000,000	2.700% , 2/4/2019[b]	4,998,540
10,000,000	2.740% , 2/5/2019[b]	9,996,340
20,000,000	2.740% , 2/13/2019[b]	19,980,536
	Duke Energy Corporation
5,000,000	2.570% , 2/1/2019[b]	4,999,624
	Enterprise Products Operating, LLC
15,000,000	2.750% , 3/1/2019[b,c]	14,965,599
25,000,000	2.750% , 3/6/2019[b,c]	24,932,520
	Florida Power & Light Company
10,000,000	2.730% , 2/19/2019	9,985,639
	Long Island Power Authority
15,000,000	2.700% , 2/26/2019[c]	15,001,050
	Nextera Energy Capital Holdings
10,000,000	2.690% , 2/11/2019[b,c]	9,991,506
5,000,000	2.800% , 2/14/2019[b,c]	4,994,552
14,000,000	2.880% , 2/19/2019[b,c]	13,979,156
5,000,000	2.800% , 2/20/2019[b,c]	4,992,158
5,000,000	2.820% , 3/18/2019[b,c]	4,981,568
10,000,000	2.820% , 3/19/2019[b,c]	9,962,256
	Oncor Electric Delivery Company, LLC
22,000,000	2.750% , 2/6/2019[b]	21,989,942
7,000,000	2.700% , 2/15/2019[b]	6,991,804
10,000,000	2.700% , 2/22/2019[b]	9,982,712
25,000,000	2.738% , 2/27/2019[b]	24,946,713
9,000,000	2.850% , 4/9/2019[b]	8,949,493

Principal Amount	Utilities (11.0%)[a]	Value
	PPL Capital Funding, Inc.
$9,200,000	2.620% , 2/6/2019[b,c]	$9,195,794
15,000,000	2.750% , 2/26/2019[b,c]	14,969,244
	Salt River Project Agricultural Improvement and Power District
25,000,000	2.600% , 2/19/2019[c]	24,964,623
	Sempra Global
10,000,000	2.790% , 2/21/2019[b,c]	9,983,515
16,000,000	2.780% , 2/26/2019[b,c]	15,967,194
15,000,000	2.800% , 3/5/2019[b,c]	14,960,730
	TransCanada PipeLines, Ltd.
10,000,000	2.950% , 2/1/2019[b]	9,999,249
20,000,000	2.830% , 2/11/2019[b]	19,983,011
10,500,000	2.700% , 2/13/2019[b]	10,489,402
10,000,000	2.900% , 3/7/2019[b]	9,972,194
10,000,000	3.000% , 3/25/2019[b]	9,956,967
5,000,000	3.050% , 4/4/2019[b]	4,974,065
	Virginia Electric & Power Company
15,000,000	2.750% , 2/26/2019	14,970,327
15,000,000	2.710% , 2/27/2019	14,969,153
	Xcel Energy, Inc.
10,000,000	2.600% , 2/1/2019[b]	9,999,249
5,000,000	2.670% , 2/4/2019[b]	4,998,484
20,000,000	2.690% , 2/5/2019[b]	19,992,403
15,430,000	2.659% , 2/6/2019[b]	15,422,946
10,000,000	2.700% , 2/14/2019[b]	9,989,103

	Total	562,803,623

	Total Investments (cost $5,144,060,746) 100.7%	$5,144,162,564

	Other Assets and Liabilities, Net (0.7)%	(34,444,785)

	Total Net Assets 100.0%	$5,109,717,779

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of January 31, 2019, the value of these investments was $2,776,513,151 or 54.3% of total net assets.

c	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

d

Denotes variable rate securities. The rate shown is as of January 31, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of January 31, 2019.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

SHORT-TERM RESERVE FUND

Schedule of Investments as of January 31, 2019

(unaudited)

Definitions:

Auth. - Authority
CR - Custodian Receipts Proj. - Project
REMIC - Real Estate Mortgage Investment Conduit
Rev. - Revenue
Ser. - Series

Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate

Fair Valuation Measurements

The following table is a summary of the inputs used, as of January 31, 2019, in valuing Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	304,145,986	–	304,145,986	–
Basic Materials	67,751,844	–	67,751,844	–
Capital Goods	170,426,282	–	170,426,282	–
Communications Services	38,225,973	–	38,225,973	–
Consumer Cyclical	399,370,207	–	399,370,207	–
Consumer Non-Cyclical	441,359,154	–	441,359,154	–
Energy	225,878,017	–	225,878,017	–
Financials	2,104,800,745	–	2,104,800,745	–
Foreign	344,810,967	–	344,810,967	–
Technology	136,778,276	–	136,778,276	–
Transportation	79,578,527	–	79,578,527	–
U.S. Government & Agencies	132,866,145	–	132,866,145	–
U.S. Municipals	135,366,818	–	135,366,818	–
Utilities	562,803,623	–	562,803,623	–
Total Investments at Value	$5,144,162,564	$–	$5,144,162,564	$–

There were no significant transfers between Levels during the period ended January 31, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2019

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued using the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.

Valuation of International Securities – The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies

19

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2019

(unaudited)

located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Certain Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Certain Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

20

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2019

(unaudited)

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, certain Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations.

In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

21

NOTES TO SCHEDULE OF INVESTMENTS

as of January 31, 2019

(unaudited)

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (“CDX Indices”). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

22

Item  2. Controls and Procedures

(a)(i) Registrant’s principal executive and principal financial officers have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s principal executive and principal financial officers are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item  3. Exhibits

Separate certifications of registrant’s principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 29, 2019	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 29, 2019	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment Officer (Principal Executive Officer)

Date: March 29, 2019	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer (Principal Financial Officer)